SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011 segment	Dec. 31, 2010 item segment
SEGMENT REPORTING
Number of major product distribution channels			3
Number of operating segments	4		3
The number of segments divided into for online platform channels		2
Segment reporting
Revenues	$ 151,816,057	$ 217,893,838	$ 227,541,298
Cost of goods sold (excluding depreciation and amortization)	97,466,871	144,738,541	132,641,621
Gross Profit	54,349,186	73,155,297	94,899,677
Selling, general and administrative expenses	76,309,520	104,534,226	86,244,899
Depreciation and amortization	4,216,962	4,411,298	4,468,527
Other operating income, net	(1,805,346)	(932,748)	(774,986)
Income (loss) from operations	(24,371,950)	(34,857,479)	4,961,237
Interest income	2,143,396	2,231,462	440,875
Other income, net	120,315	2,307,270
Income (loss) before income tax	(22,108,239)	(30,318,747)	5,402,112
Apparel and accessories
Segment reporting
Revenues	96,896,947	156,299,108	167,726,656
Home products
Segment reporting
Revenues	10,315,617	20,636,356	25,523,853
Healthcare products
Segment reporting
Revenues	44,352,636	40,607,636	33,818,003
Others
Segment reporting
Revenues	250,857	350,738	472,786
Internet platform
Segment reporting
Revenues	71,830,359	118,502,166	108,156,892
Cost of goods sold (excluding depreciation and amortization)	57,679,033	92,686,952	71,443,588
Gross Profit	14,151,326	25,815,214	36,713,304
Call center
Segment reporting
Revenues	47,966,846	52,783,982	70,611,666
Cost of goods sold (excluding depreciation and amortization)	19,155,224	24,399,891	35,945,408
Gross Profit	28,811,622	28,384,091	34,666,258
Directly operated stores
Segment reporting
Revenues	17,343,134	25,770,146	30,709,926
Cost of goods sold (excluding depreciation and amortization)	9,894,793	12,914,304	13,521,818
Gross Profit	7,448,341	12,855,842	17,188,108
Franchised Stores
Segment reporting
Revenues	14,675,718	20,837,544	18,062,814
Cost of goods sold (excluding depreciation and amortization)	10,737,821	14,737,394	11,730,807
Gross Profit	$ 3,937,897	$ 6,100,150	$ 6,332,007